Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

October 31, 2019

T11-QTLY-1219

1.9584801.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
ELECTRIC UTILITIES – 56.6%
Electric Utilities – 56.6%
ALLETE, Inc.	48,043	$4,134,581
Alliant Energy Corp.	220,107	11,740,507
American Electric Power Co., Inc.	459,507	43,372,866
Duke Energy Corp.	677,988	63,907,149
Edison International	329,483	20,724,481
El Paso Electric Co.	37,975	2,533,312
Entergy Corp.	176,868	21,485,925
Evergy, Inc.	227,338	14,529,172
Eversource Energy	295,631	24,756,140
Exelon Corp.	904,193	41,131,739
FirstEnergy Corp.	494,900	23,913,568
Hawaiian Electric Industries, Inc.	101,393	4,577,894
IDACORP, Inc.	46,962	5,054,050
MGE Energy, Inc.	32,307	2,488,931
NextEra Energy, Inc.	446,005	106,300,832
OGE Energy Corp.	186,312	8,022,595
Otter Tail Corp.	33,371	1,891,468
Pinnacle West Capital Corp.	104,603	9,845,234
PNM Resources, Inc.	74,138	3,866,297
Portland General Electric Co.	83,168	4,730,596
PPL Corp.	672,117	22,509,198
The Southern Co.	968,764	60,702,752
Xcel Energy, Inc.	479,283	30,439,263

TOTAL ELECTRIC UTILITIES		532,658,550

GAS UTILITIES – 5.1%
Gas Utilities – 5.1%
Atmos Energy Corp.	108,973	12,257,283
Chesapeake Utilities Corp.	15,223	1,443,140
National Fuel Gas Co.	72,335	3,277,499
New Jersey Resources Corp.	83,056	3,621,242
Northwest Natural Holding Co.	27,016	1,873,830
ONE Gas, Inc.	49,025	4,551,481
South Jersey Industries, Inc.	86,080	2,768,333
Southwest Gas Holdings, Inc.	49,696	4,338,461
Spire, Inc.	47,234	3,970,490
Star Group LP	44,274	411,305
UGI Corp.	194,346	9,264,474

TOTAL GAS UTILITIES		47,777,538

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.3%
Independent Power Producers & Energy Traders – 3.4%
AES Corp.	618,303	10,542,066
Clearway Energy, Inc. Class A	32,106	551,260
Clearway Energy, Inc. Class C	68,075	1,234,200
NRG Energy, Inc.	248,878	9,984,985
Vistra Energy Corp.	336,896	9,106,299

		31,418,810

Renewable Electricity – 0.9%
NextEra Energy Partners LP	52,332	2,757,897

	Shares	Value
Ormat Technologies, Inc.	35,465	$2,715,200
Pattern Energy Group, Inc. Class A	82,454	2,311,186
TerraForm Power, Inc. Class A	58,438	992,277

		8,776,560

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		40,195,370

MULTI-UTILITIES – 29.8%
Multi-Utilities – 29.8%
Ameren Corp.	228,711	17,770,844
Avista Corp.	61,065	2,932,952
Black Hills Corp.	56,189	4,429,379
CenterPoint Energy, Inc.	467,713	13,596,417
CMS Energy Corp.	264,251	16,890,924
Consolidated Edison, Inc.	304,609	28,091,042
Dominion Energy, Inc.	747,196	61,681,030
DTE Energy Co.	170,616	21,722,829
MDU Resources Group, Inc.	184,584	5,332,632
NiSource, Inc.	347,603	9,746,788
NorthWestern Corp.	46,965	3,405,902
Public Service Enterprise Group, Inc.	470,677	29,798,561
Sempra Energy	255,523	36,925,629
Unitil Corp.	13,822	860,696
WEC Energy Group, Inc.	293,748	27,729,811

TOTAL MULTI-UTILITIES		280,915,436

WATER UTILITIES – 4.1%
Water Utilities – 4.1%
American States Water Co.	34,263	3,259,439
American Water Works Co., Inc.	168,106	20,722,426
Aqua America, Inc.	200,796	9,102,083
AquaVenture Holdings Ltd. (a)	17,322	339,858
California Water Service Group	44,868	2,511,262
Middlesex Water Co.	15,285	1,027,916
SJW Group	22,562	1,632,361
The York Water Co.	12,134	534,381

TOTAL WATER UTILITIES		39,129,726

TOTAL COMMON STOCKS (Cost $823,872,865)		940,676,620

Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $465,000)	465,000	465,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $824,337,865)		941,141,620

NET OTHER ASSETS (LIABILITIES) – 0.0%		320,728

NET ASSETS – 100.0%		$941,462,348

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Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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